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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment [ ]; Amendment Number: _______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California  90067

Form 13F File Number: 28- 13680


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag                          Los Angeles, CA    May 15, 2013
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]         [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        -------------------------------

Form 13F Information Table Entry Total:                    11
                                        -------------------------------

Form 13F Information Table Value Total:              $230,935
                                        -------------------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.          Form 13F File Number                  Name

      1            28- 13678                             RMCP GP LLC
      ---          -----------------                     -----------------------

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                           FORM 13F INFORMATION TABLE

   COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------               -------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                                                                            VOTING AUTHORITY
                                                       VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -----------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------               -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------  ----
AIR TRANSPORT SERVICES
GRP I                        COM            00922R105   65,019 11,152,425  SH       DEFINED      1     11,152,425   0     0

ANDERSONS INC                COM            034164103   10,187    190,340  SH       DEFINED      1        190,340   0     0

BRAVO BRIO RESTAURANT GROUP  COM            10567B109    9,376    592,297  SH       DEFINED      1        592,297   0     0

CALAVO GROWERS INC           COM            128246105    8,395    291,075  SH       DEFINED      1        291,075   0     0

DESTINATION XL GROUP INC     COM            25065K104   18,112  3,558,324  SH       DEFINED      1      3,558,324   0     0

ENCORE CAP GROUP INC         COM            292554102   29,559    982,036  SH       DEFINED      1        982,036   0     0

MARLIN BUSINESS SVCS CORP    COM            571157106   29,489  1,271,608  SH       DEFINED      1      1,271,608   0     0

NATURES SUNSHINE
PRODUCTS IN                  COM            639027101   36,695  2,407,801  SH       DEFINED      1      2,407,801   0     0

RADNET INC                   COM            750491102   10,374  3,705,048  SH       DEFINED      1      3,705,048   0     0

STR HLDGS INC                COM            78478V100   13,463  6,204,132  SH       DEFINED      1      6,204,132   0     0

SUNOPTA INC                  COM            8676EP108      266     37,000  SH       DEFINED      1         37,000   0     0